Balance Sheet Details - Schedule of Prepaid Expense and Other Current Assets (Details) - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Offsetting [Abstract]
Prepaid insurance	$ 910,208	$ 9,808
Prepaid licenses and subscriptions	99,493	8,536
Other	185,588	196,635
Prepaid expenses and other current assets	$ 1,195,289	$ 214,979	$ 98,876